Annual Total Returns- Goldman Sachs Focused Value Fund (Class A C Inst Inv R R6 Shares) [BarChart] - Class A C Inst Inv R R6 Shares - Goldman Sachs Focused Value Fund - Class A Shares	2016	2017	2018	2019	2020
Total	14.92%	12.92%	(9.36%)	28.98%	9.83%